SUPPLEMENT TO THE FIDELITY'S MASSACHUSETTS MUNICIPAL FUNDS
MARCH 22, 1999
PROSPECTUS

   The following information replaces the third bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Spartan Massachusetts Municipal Money Market Fund on page 3.

(small solid bullet) Normally investing    at least 80% of assets in
municipal securities whose interest is exempt from federal incom    e
tax.

   The following information replaces the third bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Massachusetts Municipal Money Market Fund on page 4.

(small solid bullet)    Normally investing at least 80% of assets in
municipal securities whose interest is exempt from federal income tax.

   The following information replaces the second bullet found under
the heading "Principal Investment Strategies" in     the "Investment
Summary" section for Spartan Massachusetts Municipal In   come Fund on
page 4.

(small solid bullet) Normally investing at lea   st 80% of assets in
municipal securities whose interest is exempt from federal and
Massachusetts p    ersonal income t   axe    s.

   The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan Massachusetts Municipal Money Market Fund on page 10.

   FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Massachusetts
person    al income tax and        at least 80% of the fund's
assets in municipal securities whose interest     is exempt from
federal income ta   x. Municipal securities whose interest is exempt
from federal and Massachusetts income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

   The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section for Massachusetts Municipal Money Market Fund on page 10.

   FMR normally invests at least 65% of the fund's total assets in
municipal securities whose interest is exempt from Massach    usetts
personal income tax and        at least 80% of the fund's    assets in
municipal securities whose interest     is exempt from federal income
tax. Municipal securities    whose interest is exempt from federal and
Massachusetts income taxes include securities issued by U.S.
territ    ories and possess   ions, such as Guam, the Virgin Islands,
and Puerto Rico, and their political subdivisions and public
corporations    .

   The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan Massachusetts Municipal Income Fund on
page 11    .

FMR normally invests        at least 80% of the fund's    assets in
municipal securities whose interest     is exempt from federal and
Mass   achusetts personal income taxes. Municipal securities whose interest is exempt from federal and Massachusetts income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions
and public corporatio    ns.

   The following information replaces the similar information found under the heading "Fundamental Investment Policies" in the "Investment
Details" section beginning on page 14    .

SPARTAN MASSACHUSETTS MUNIC   IPAL MONEY MARKET FUND seeks as high a
level of income, exempt from federal and Massachusetts personal income
tax, as is consistent with th    e preservation of capital and
liquidity.

       MASSACHUSETTS MUNICIPAL MONEY MARKET FUND    seeks as high a
level of current income, exempt from federal income tax and
Massachusetts personal income tax, as is c    onsistent with
preservation of capital.

       SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND    seeks a high
level of current income, exempt from federal income tax and Massachusetts personal income tax.

The following information replaces the information found in the 3rd paragraph under the heading "Earning Dividends" in the "Shareholder
Information" section    beginning     on page 27.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve Bank of New York (New York Fed) closes early, Massachusetts Municipal Money Market may advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed does not open, shares begin to earn dividends on the first business day following the day of purchase.

The following information replaces the information found in the 6th paragraph under the heading "Earning Dividends" in the "Shareholder Information" section on page 28.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the New York Fed closes early, Massachusetts Municipal Money Market may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market Association) or the New York Fed does not open, shares earn dividends until, but not including, the next business day following the day of redemption.

The following information replaces similar information found in the "Tax Consequences" section on page 29.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital will generally not be taxable to you, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.


SUPPLEMENT TO THE
FIDELITY MASSACHUSETTS MUNICIPAL FUNDS
MARCH 22, 1999

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION FOR SPARTAN
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND BEGINNING ON PAGE 2.

For purposes of normally investing at least 65% of the fund's total assets in municipal securities whose interest is exempt from Massachusetts personal income tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION FOR FIDELITY
MASSACHUSETTS MUNICIPAL MONEY MARKET FUND BEGINNING ON PAGE 3.

For purposes of normally investing at least 65% of the fund's total assets in municipal securities whose interest is exempt from Massachusetts personal income tax, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

THE FOLLOWING NON-FUNDAMENTAL LIMITATION REPLACES LIMITATION (II)
FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND ON PAGE 2.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

THE FOLLOWING NON-FUNDAMENTAL LIMITATION REPLACES LIMITATION (II)
FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND BEGINNING ON PAGE 3.

(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)).

THE FOLLOWING NON-FUNDAMENTAL LIMITATION REPLACES LIMITATION (IV)
FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND ON PAGE 5.

(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 11.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. FMR may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a fund's share price.

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE "PERFORMANCE COMPARISONS" SECTION ON PAGE 23.

Spartan Massachusetts Municipal Income may compare its performance to that of the Lehman Brothers Massachusetts Enhanced Municipal Bond Index, a market capitalization-weighted index of Massachusetts investment-grade municipal bonds with maturities of one year or more. Issues included in the index have been issued as part of an offering of at least $20 million, have an outstanding par value of at least $2 million, and have been issued after December 31, 1990.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 25.

E. BRADLEY JONES (71), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

NED C. LAUTENBACH (55), Trustee (2000), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

MARIA F. DWYER (41), Deputy Treasurer (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 25.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended January 31, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE


Trustees and Members of the  Aggregate Compensation from    Aggregate Compensation from  Aggregate Compensation from
Advisory Board               Spartan MA Muni Money MarketB  MA Muni Money MarketB        Spartan MA Muni IncomeB

Edward C. Johnson 3d**       $ 0                            $ 0                          $ 0

Abigail P. Johnson**         $ 0                            $ 0                          $ 0

J. Gary Burkhead**           $ 0                            $ 0                          $ 0

Ralph F. Cox                 $ 289                          $ 464                        $ 454

Phyllis Burke Davis          $ 285                          $ 457                        $ 448

Robert M. Gates              $ 289                          $ 464                        $ 454

E. Bradley Jones****         $ 287                          $ 460                        $ 451

Donald J. Kirk               $ 293                          $ 470                        $ 460

Ned C. Lautenbach***         $ 0                            $ 0                          $ 0

Peter S. Lynch**             $ 0                            $ 0                          $ 0

William O. McCoy             $ 289                          $ 464                        $ 454

Gerald C. McDonough          $ 353                          $ 567                        $ 556

Marvin L. Mann               $ 289                          $ 464                        $ 454

Robert C. Pozen**            $ 0                            $ 0                          $ 0

Thomas R. Williams           $ 289                          $ 464                        $ 454



Trustees and Members of the  Total Compensation from the
Advisory Board               Fund Complex*,A

Edward C. Johnson 3d**       $ 0

Abigail P. Johnson**         $ 0

J. Gary Burkhead**           $ 0

Ralph F. Cox                 $ 223,500

Phyllis Burke Davis          $ 220,500

Robert M. Gates              $ 223,500

E. Bradley Jones****         $ 222,000

Donald J. Kirk               $ 226,500

Ned C. Lautenbach***         $ 0

Peter S. Lynch**             $ 0

William O. McCoy             $ 223,500

Gerald C. McDonough          $ 273,500

Marvin L. Mann               $ 220,500

Robert C. Pozen**            $ 0

Thomas R. Williams           $ 223,500


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31,
1999.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash.

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND UNDER THE HEADING "MANAGEMENT-RELATED EXPENSES (SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET)" IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 29.

   FMR pays all other expenses of Spartan Massachusetts Municipal Money Market with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), money market insurance premiums (beginning January 1, 2004) for Spartan Massachusetts Municipal Money Market Fund, and such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES ON PAGE 30.

GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .3700%           $ 1 billion       .3700%

 3 - 6                .3400             50               .2188

 6 - 9                .3100             100              .1869

 9 - 12               .2800             150              .1736

 12 - 15              .2500             200              .1652

 15 - 18              .2200             250              .1587

 18 - 21              .2000             300              .1536

 21 - 24              .1900             350              .1494

 24 - 30              .1800             400              .1459

 30 - 36              .1750             450              .1427

 36 - 42              .1700             500              .1399

 42 - 48              .1650             550              .1372

 48 - 66              .1600             600              .1349

 66 - 84              .1550             650              .1328

 84 - 120             .1500             700              .1309

 120 - 156            .1450             750              .1291

 156 - 192            .1400             800              .1275

 192 - 228            .1350             850              .1260

 228 - 264            .1300             900              .1246

 264 - 300            .1275             950              .1233

 300 - 336            .1250             1,000            .1220

 336 - 372            .1225             1,050            .1209

 372 - 408            .1200             1,100            .1197

 408 - 444            .1175             1,150            .1187

 444 - 480            .1150             1,200            .1177

 480 - 516            .1125             1,250            .1167

 516 - 587            .1100             1,300            .1158

 587 - 646            .1080             1,350            .1149

 646 - 711            .1060             1,400            .1141

 711 - 782            .1040

 782 - 860            .1020

 860 - 946            .1000

 946 - 1,041          .0980

 1,041 - 1,145        .0960

 1,145 - 1,260        .0940

 over - 1,260         .0920


THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE 1ST PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 32.

Each fund has entered into a transfer agent agreement with Citibank, N.A., which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE 8TH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION BEGINNING ON PAGE 32.

In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE 10TH PARAGRAPH IN THE "TRANSFER AND SERVICE AGENT AGREEMENTS" SECTION ON PAGE 33.

Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

THE FOLLOWING REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 33.

CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.